INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
Capitalized Software Development and Other Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets, net, are comprised of the following as of the below dates:

	December 31,
	2012	2013
Original amounts:

Capitalized Software costs	$83,225	$68,124
Customer relationship	51,192	39,853
Acquired technology	7,980	3,112
Other intangibles	5,338	5,384

	147,735	116,473
Accumulated amortization:

Capitalized Software costs	49,776	53,899
Customer relationship	17,609	18,950
Acquired technology	1,575	429
Other intangibles	3,515	3,552

	72,475	76,830

Total	$75,260	$39,643

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated other intangible assets amortization for the years ended:
December 31,

2014	$9,581
2015	8,248
2016	6,700
2017	4,122
2018	3,125
2019 and thereafter	7,866

Total	$39,642